CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Break-down of Total Short-term Investment and Long-term Investments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Investments, Debt and Equity Securities [Abstract]
Equity securities with readily determinable fair values	$ 165
Total Investments	$ 165